OTHER PAYABLE AND ACCRUED LIABILITIES - Schedule of Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Supplier deposits	[1]	¥ 51,181		¥ 86,759
Merchants deposits	[2]	56,335		68,903
IT related service fees		4,621		2,913
Accrued professional fees		8,030		9,106
Salaries and welfare payable		36,054		60,737
Taxes payable		26,396		19,044
Accrued marketing and other operational expenses		14,844		21,576
Refund payable to members		1,147		4,398
Others		4,178		11,548
Total other payable and accrued liabilities		¥ 202,786	$ 31,822	¥ 284,984

[1]	The deposit obtained from the suppliers is to ensure inventory level ready for the Group to purchase and good product quality under the Group’s sales of merchandise business model.
[2]	The deposit obtained from the merchants is to ensure implementation of Yunji App’s platform policy and good product quality to be sold by the merchants on Yunji App under the Group’s marketplace business model. The deposit can be withdrawn immediately after the merchants terminate its online shop on Yunji App.